RELATED PARTIES BALANCES AND TRANSACTIONS - Due to related parties (Details) - Related party - USD ($)	Sep. 30, 2025	Sep. 30, 2024
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 105,400	$ 228,951
Shanghai Chuangbo Enterprise Development Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	70,234	71,249
Jianbiao Dai
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	10,166	18,564
Shanghai Youfu Network Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total		114,138
Lang Wide Investment Inc
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 25,000	$ 25,000